Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair Value Measurements
26.	Fair Value Measurements

(1)	Fair value hierarchy

The Group referred to the levels of the fair value hierarchy for financial instruments measured at fair value in the consolidated financial statements based on the following inputs:

–	Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

–

Level 2 inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

–

Level 3 inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions that market participants would use in establishing a price.

Transfers between levels of the fair value hierarchy are recognized as if they have occurred at the beginning of the reporting period.

(2)	Fair value measurements by fair value hierarchy

Assets and liabilities measured at fair value on a recurring basis in the Consolidated Statements of Financial Position as of December 31, 2017 and 2018 are as follows:

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss
Conversion right and redemption right of preferred stock	—	—	1,862	1,862
Available-for-sale financial assets
Listed equity investments	1,574	—	—	1,574
Private equity and other financial instruments	—	—	13,820	13,820

Total	1,574	—	15,682	17,256

Financial liability at fair value through profit or loss
Put option liabilities	—	—	486	486

Total	—	—	486	486

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss	—	—	10,261	10,261
Financial assets at FVOCI
Equity instruments	791	—	6,505	7,296
Debt instruments	—	18,005	—	18,005

Total	791	18,005	16,766	35,562

Financial liability at fair value through profit or loss
Put option liabilities	—	—	296	296

Total	—	—	296	296

Financial assets at FVOCI as of December 31, 2018 are as follows:

(In millions of yen)
December 31, 2018
Marketable	791
Non-marketable(1)	6,505

Total	7,296

(1)

The fair value of non-marketable equity instruments measured at FVOCI are mainly consist of finance related business of 3,000 million yen, AI of 1,192 million yen, and other business of 2,313 million yen.

The Group made irrevocable election to designate a financial asset measured at FVOCI at initial recognition for the investment that are aimed to mid to long-term strategy instead of held for trading.

The dividend income for the equity instruments measured at FVOCI is immaterial for the year ended December 31, 2018.

The accumulated other comprehensive income for the equity instruments measured at FVOCI which derecognized are transferred to retained earnings. For the year ended December 31, 2018, 2,230 million yen (profit) were transferred.

Assets and liabilities not measured at fair values in the Consolidated Statements of Financial Position, but for which fair values are disclosed as of December 31, 2017 and 2018 are as follows:

	(In millions of yen)

December 31, 2017	Level 1	Level 2	Level 3	Total
Held-to-maturity investments
Japanese government bonds	—	291	—	291
Loans and receivables
Corporate bonds and other debt instruments	—	8,036	—	8,036
Office security deposits	—	5,546	—	5,546

Total	—	13,873	—	13,873

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	23	—	23

Total	—	23	—	23

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	288	—	288
Guarantee deposits	—	123	—	123
Office security deposits	—	9,050	—	9,050

Total	—	9,461	—	9,461

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	16	—	16
Corporate bonds	—	143,743	—	143,743

Total	—	143,759	—	143,759

There have been no transfers among Level 1, Level 2 and Level 3 during the years ended December 31, 2017 and 2018, except for the transfer from Level 1 to Level 3 as described in (3) below.

(3)	Reconciliations from the opening balance to the closing balance of financial instruments categorized within Level 3 are as follows:

	(In millions of yen)
	2017			2018
	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Put option liabilities	Financial assets at fair value through profit or loss	Financial assets at FVOCI Equity instruments	Put option liabilities
Fair value at the beginning of the year(4)	12,795	325	—	7,143	8,539	(486)
Total (loss)/gain for the year:
Included in profit or loss(1)	(1,535)	1,062	7	(553)	—	(74)
Included in other comprehensive income(2)	(2,456)	—	—	—	(1,916)	—

Comprehensive (loss)/income	(3,991)	1,062	7	(553)	(1,916)	(74)
Purchases	4,949	363	(457)	4,763	5,029	(16)
Sales and settlements(5)	(1,619)	—	—	—	(4,176)	—
Exercise of options	—	—	—	—	—	250
Return of capital	(121)	—	—	—	—	—
Increase due to business combination	610	—	(33)	—	—	—
Transfers in(3)	326	—	—	—	—	—
Decrease due to loss of control	—	—	—	(963)	(595)	26
Other	—	—	—	138	(110)	(3)
Effect of exchange rate changes	871	112	(3)	(267)	(266)	7

Fair value at the end of the year	13,820	1,862	(486)	10,261	6,505	(296)

(1)	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
(2)

This amount is included in “Net changes in fair value of available-for-sale financial assets” and “Net changes in fair value of equity instruments at FVOCI” in the Group’s Consolidated Statements of Comprehensive Income.

(3)

During the year ended December 31, 2017, the issuing company of the equity was delisted from a stock exchange in the U.S. subsequent to our purchase of its equity securities. Accordingly, such equity investment was transferred from Level 1 to Level 3.

(4)

Classification of financial instruments changed due to the adoption of IFRS 9 for the year ended December 31, 2018. This amount includes the fair value of conversion right and redemption right of preferred stock 1,862 million yen at the year ended December 31, 2017. Refer to Note 3 Significant Accounting Policies for more details.

(5)	During the year ended December 31, 2018, the Group sold financial assets at FVOCI. The cumulative gain on disposal (profit) amounted to 2,267 million yen.

(4)	Valuation techniques and inputs

Assets and liabilities measured at fair value on a recurring basis in the Group’s Consolidated Statements of Financial Position

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss within Level 3 mainly consist of private equity investment funds, conversion right and redemption right of preferred stock. As of December 31, 2017 and 2018, conversion right and redemption right of preferred stock was measured at fair value using mainly a binominal option pricing model. In addition, the private equity investment funds are measured at fair value based on the most recent available net asset value, and preferred stocks are measured at fair value either based on the most recent transactions or the discount cash flow model as of December 31, 2018. Below is the quantitative information regarding the valuation technique and significant unobservable inputs used in measuring the fair value of financial assets at fair value through profit or loss categorized within Level 3:

Valuation technique	Significant unobservable input	2017	2018
Discount cash flow model	Discount rate	—	16.0%
	Growth rate	—	2.0%
Binomial option pricing model	Comparable listed companies’ average historical volatility	46.0%-49.2%	53.3%-54.0%
	Discount rate	2.5%	2.0%-2.2%

A significant increase (decrease) in the growth rate, the fair value of the preferred stock would result in a higher (lower) fair value of the preferred stock. On the other hand, a significant increase (decrease) in discount rate would result in a lower (higher) fair value of the preferred stock.

A significant increase (decrease) in the comparable listed companies’ average historical volatility would result in a higher (lower) fair value of the conversion right and redemption right of preferred stock, while a significant increase (decrease) in the discount rate would result in a lower (higher) fair value of the conversion right and redemption right of preferred stock.

Put option liabilities

The put option liabilities are options written on shares of subsidiaries, associates, and investments. Such put option liabilities are measured at fair value using mainly option pricing model or the Monte Carlo simulation. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain put option liabilities:

Valuation technique	Significant unobservable input	2017	2018
Option pricing model	Comparable listed companies’ average historical volatility	45.0%	51.9%
	Discount rate	4.3%	1.8%
Monte Carlo simulation	Comparable listed companies’ average historical volatility	41.4%-49.2%	43.1%
	Discount rate	2.5%	2.0%

A significant increase (decrease) in the comparable listed companies’ average historical volatility would result in a higher (lower) fair value of the put option liabilities, while a significant increase (decrease) in the discount rate would result in a lower (higher) fair value of the put option liabilities.

Financial assets at fair value through other comprehensive income

Financial assets at FVOCI categorized within Level 2 consist of bonds. Such bonds are measured at fair value using discount cash flow model and using the observable input such as estimated yield rate when acquiring a similar debt instruments.

Financial assets at FVOCI within Level 3 is mainly consist of unlisted equity securities. Such unlisted equity securities are measured at fair value based on the valuation techniques such as market approach for the year ended December 31, 2018. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities.

Valuation technique	Significant unobservable input	2017	2018
Market approach-market comparable companies	Revenue multiple	—	1.3-9.1
	Liquidity discount	—	30.0%

A significant increase (decrease) in the revenue multiple would result in a higher (lower) fair value of the unlisted equity securities, while a significant increase (decrease) in the liquidity discount and discount rate, would result in a lower (higher) fair value of the unlisted equity securities.

Available-for-sale financial assets

Available-for-sale financial assets categorized within Level 3 mainly consist of unlisted equity securities and private equity investment funds. Private equity investment funds were measured at fair value based on net asset value as of December 31, 2017.

Unlisted equity securities are measured at fair value either based on the most recent transactions, the market approach and option pricing model, or the discount cash flow model. Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities:

Valuation technique	Significant unobservable input	2017	2018
Market approach-market comparable companies	EBITDA multiple	11.6-12.8	—
	EBIT multiple	11.4-19.3	—
	Revenue multiple	1.4-6.2	—
	Liquidity discount	30.0%	—
Option pricing model	Comparable listed companies’ average historical volatility	49.7%-76.2%	—
	Discount rate	(0.1%)-2.6%	—
Discount cash flow model	Discount rate	12.8%-13.0%	—
	Growth rate	1.0%-2.0%	—

A significant increase (decrease) in the EBITDA, EBIT, revenue multiple and growth rate would result in a higher (lower) fair value of the unlisted equity securities, while a significant increase (decrease) in the liquidity discount, comparable listed companies’ average historical volatility and discount rate, would result in a lower (higher) fair value of the unlisted equity securities.

The valuation techniques and the valuation results of the Level 3 financial assets, including those performed by the external experts, were reviewed and approved by the management of the Group.

Assets and liabilities not measured at fair value in the Consolidated Statements of Financial Position, but for which fair values are disclosed

Corporate bonds (asset) and other debt instruments, guarantee deposits, office security deposits, office security deposits received under sublease agreements, and corporate bonds (liability)

The fair values of the corporate bonds (asset) and other debt instruments, guarantee deposits, office security deposits, office security deposits received under sublease agreements, and corporate bonds (liability) are calculated by using the discounted cash flow model which utilizes observable inputs such as risk-free interest rates and credit risk spreads of the Group as of the reporting dates.